CONCENTRATIONS OF RISK (Tables)	12 Months Ended
May 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF RISK

	2024		2023		2022
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	%	$’000%		$’000%		$’000

Vendor A	6.4	-	4.3	-	4.3	-
Vendor B	3.2	10	8.5	61	10.8	60